Offerings - Offering: 1	Jul. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	2,686,616
Proposed Maximum Offering Price per Unit	56.49
Maximum Aggregate Offering Price	$ 151,766,937.84
Fee Rate	0.01531%
Amount of Registration Fee	$ 23,235.52
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover any additional shares of common stock, par value $0.01 per share (the "Common Stock"), of Terreno Realty Corporation (the "Registrant") that become issuable under the Registrant's 2025 Equity Incentive Plan by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant's receipt of consideration which would increase the number of outstanding shares of common stock. (b) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and (h) under the Securities Act and based on the average of the high and low sales prices of the Registrant's Common Stock, as reported on the New York Stock Exchange on July 28, 2025, a date within five business days prior to the filing of this Registration Statement.